Schedule of Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying Amount [Member]
Financial Assets
Cash, cash equivalents and restricted cash	$ 3,522	$ 4,196
Loans receivable, net	58,130	56,650
Accrued interest on loans	1,171	670
Financial Liabilities
Customer interest escrow	292	766
Accrued interest payable	3,861	650
Carrying Amount [Member] | Secured Debt [Member]
Financial Liabilities
Notes payable unsecured, net	21,519	23,173
Carrying Amount [Member] | Unsecured Debt [Member]
Financial Liabilities
Notes payable unsecured, net	31,786	30,110
Estimated Fair Value [Member]
Financial Assets
Cash, cash equivalents and restricted cash	3,522	4,196
Loans receivable, net	58,130	56,650
Accrued interest on loans	1,171	670
Financial Liabilities
Customer interest escrow	292	766
Accrued interest payable	3,861	650
Estimated Fair Value [Member] | Secured Debt [Member]
Financial Liabilities
Notes payable unsecured, net	21,519	23,173
Estimated Fair Value [Member] | Unsecured Debt [Member]
Financial Liabilities
Notes payable unsecured, net	$ 31,786	$ 30,110